UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-3255

                                  Growth Portfolio
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Common Stocks--98.3%
----------------------------------------------------------------
 Consumer Discretionary--12.3%
----------------------------------------------------------------
 Auto Components--0.3%
 ArvinMeritor, Inc.                       1,600   $      32,288
----------------------------------------------------------------
 Dana Corp.                              17,200         198,832
----------------------------------------------------------------
 Gentex Corp. 1                           1,500          45,915
----------------------------------------------------------------
 Johnson Controls, Inc.                   3,000         256,800
                                                  --------------
                                                        533,835

----------------------------------------------------------------
 Automobiles--0.8%
 Ford Motor Co.                          74,811         822,173
----------------------------------------------------------------
 Harley-Davidson, Inc.                   13,500         538,110
                                                  --------------
                                                      1,360,283

-----------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.1%
 Applebee's International, Inc.           3,000          94,290
----------------------------------------------------------------
 Brinker International, Inc. 1            8,000         288,160
----------------------------------------------------------------
 CBRL Group, Inc.                         1,200          46,632
----------------------------------------------------------------
 CEC Entertainment, Inc. 1                1,500          55,395
----------------------------------------------------------------
 Choice Hotels International, Inc. 1        600          16,386
----------------------------------------------------------------
 Darden Restaurants, Inc.                 9,100         172,718
----------------------------------------------------------------
 Outback Steakhouse, Inc.                 4,000         156,000
----------------------------------------------------------------
 P.F. Chang's China Bistro, Inc. 1        3,400         167,314
----------------------------------------------------------------
 Panera Bread Co., Cl. A 1                3,000         120,000
----------------------------------------------------------------
 Rare Hospitality International, Inc. 1     100           3,268
----------------------------------------------------------------
 Ruby Tuesday, Inc.                      10,300         254,719
----------------------------------------------------------------
 Ryan's Family Steak Houses, Inc. 1       2,250          31,500
----------------------------------------------------------------
 Station Casinos, Inc. 1                  2,100          53,025
----------------------------------------------------------------
 Wendy's International, Inc.              5,900         170,923
----------------------------------------------------------------
 Yum! Brands, Inc. 1                      9,200         271,952
                                                  --------------
                                                      1,902,282

----------------------------------------------------------------
 Household Durables--1.6%
 Beazer Homes USA, Inc. 1                 3,500         292,250
----------------------------------------------------------------
 Centex Corp.                             3,200         248,928
----------------------------------------------------------------
 D.R. Horton, Inc.                        4,700         132,070
----------------------------------------------------------------
 Hovnanian Enterprises, Inc., Cl. A 1     4,500         265,275
----------------------------------------------------------------
 KB Home                                  5,800         359,484
----------------------------------------------------------------
 Lennar Corp.                             3,200         228,800
----------------------------------------------------------------
 Lennar Corp., Cl. B                        890          61,143
----------------------------------------------------------------
 M.D.C. Holdings, Inc.                      430          20,760
----------------------------------------------------------------
 Meritage Corp. 1                         1,000          49,260
----------------------------------------------------------------
 Newell Rubbermaid, Inc.                  8,200         229,600
----------------------------------------------------------------
 Pulte Homes, Inc.                        3,500         215,810
----------------------------------------------------------------
 Ryland Group, Inc. (The)                 6,600         458,040
----------------------------------------------------------------
 Standard Pacific Corp.                   2,800          92,848
                                                  --------------
                                                      2,654,268

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Leisure Equipment & Products--0.8%
 Action Performance Cos., Inc.            5,600   $     106,400
----------------------------------------------------------------
 Eastman Kodak Co.                        5,600         153,160
----------------------------------------------------------------
 Hasbro, Inc.                            18,600         325,314
----------------------------------------------------------------
 Marvel Enterprises, Inc. 1               5,700         108,870
----------------------------------------------------------------
 Mattel, Inc.                            36,600         692,472
                                                  --------------
                                                      1,386,216

----------------------------------------------------------------
 Media--1.8%
 AOL Time Warner, Inc. 1                 46,300         744,967
----------------------------------------------------------------
 Cablevision Systems New York
 Group, Cl. A 1                           2,900          60,204
----------------------------------------------------------------
 Comcast Corp., Cl. A 1                  14,027         423,335
----------------------------------------------------------------
 Dow Jones & Co., Inc.                    2,500         107,575
----------------------------------------------------------------
 E.W. Scripps Co. (The), Cl. A              500          44,360
----------------------------------------------------------------
 Gannett Co., Inc.                          700          53,767
----------------------------------------------------------------
 Knight-Ridder, Inc.                      2,100         144,753
----------------------------------------------------------------
 McGraw-Hill Cos., Inc. (The)             6,100         378,200
----------------------------------------------------------------
 New York Times Co., Cl. A                4,700         213,850
----------------------------------------------------------------
 Tribune Co.                              1,700          82,110
----------------------------------------------------------------
 Viacom, Inc., Cl. B 1                   10,025         437,691
----------------------------------------------------------------
 Walt Disney Co. (The)                   13,400         264,650
----------------------------------------------------------------
 Washington Post Co. (The), Cl. B           100          73,290
                                                  --------------
                                                      3,028,752

----------------------------------------------------------------
 Multiline Retail--0.3%
 99 Cents Only Stores 1                     700          24,024
----------------------------------------------------------------
 Big Lots, Inc. 1                         3,700          55,648
----------------------------------------------------------------
 Dollar General Corp.                     9,900         180,774
----------------------------------------------------------------
 Dollar Tree Stores, Inc. 1               6,300         199,899
----------------------------------------------------------------
 Family Dollar Stores, Inc.               1,900          72,485
----------------------------------------------------------------
 Shopko Stores, Inc. 1                      300           3,900
                                                  --------------
                                                        536,730

----------------------------------------------------------------
 Specialty Retail--4.8%
 Abercrombie & Fitch Co., Cl. A 1        12,900         366,489
----------------------------------------------------------------
 Advance Auto Parts, Inc. 1               1,600          97,440
----------------------------------------------------------------
 AutoZone, Inc. 1                         7,400         562,178
----------------------------------------------------------------
 Bed Bath & Beyond, Inc. 1                3,900         151,359
----------------------------------------------------------------
 Best Buy Co., Inc. 1                    12,100         531,432
----------------------------------------------------------------
 Chico's FAS, Inc. 1                      5,600         117,880
----------------------------------------------------------------
 Christopher & Banks Corp. 1              3,400         125,766
----------------------------------------------------------------
 Claire's Stores, Inc.                    1,700          43,112
----------------------------------------------------------------
 Gap, Inc. (The)                         49,000         919,240
----------------------------------------------------------------
 Home Depot, Inc.                        37,400       1,238,688
----------------------------------------------------------------
 Hot Topic, Inc. 1                        2,700          72,657
----------------------------------------------------------------
 Lowe's Cos., Inc.                       21,300         914,835
----------------------------------------------------------------
 Pacific Sunwear of California, Inc. 1    7,450         179,471



                3 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Specialty Retail Continued
 Pier 1 Imports, Inc.                    10,300   $     210,120
----------------------------------------------------------------
 RadioShack Corp.                         9,900         260,469
----------------------------------------------------------------
 Regis Corp.                                400          11,620
----------------------------------------------------------------
 Ross Stores, Inc.                       10,500         448,770
----------------------------------------------------------------
 Sherwin-Williams Co.                     6,100         163,968
----------------------------------------------------------------
 Staples, Inc. 1                         26,300         482,605
----------------------------------------------------------------
 Talbots, Inc. (The)                      5,300         156,085
----------------------------------------------------------------
 TJX Cos., Inc. (The)                    45,300         853,452
----------------------------------------------------------------
 Weight Watchers International, Inc. 1    3,100         141,019
----------------------------------------------------------------
 Williams-Sonoma, Inc. 1                  7,300         213,160
                                                  --------------
                                                      8,261,815

----------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.8%
 Coach, Inc. 1                            8,300         412,842
----------------------------------------------------------------
 Columbia Sportswear Co. 1                1,800          92,538
----------------------------------------------------------------
 Kellwood Co.                             1,100          34,793
----------------------------------------------------------------
 Liz Claiborne, Inc.                     12,100         426,525
----------------------------------------------------------------
 Nike, Inc., Cl. B                        4,500         240,705
----------------------------------------------------------------
 Timberland Co., Cl. A 1                  3,200         169,152
----------------------------------------------------------------
 Tommy Hilfiger Corp. 1                     900           8,316
                                                  --------------
                                                      1,384,871

----------------------------------------------------------------
 Consumer Staples--11.5%
----------------------------------------------------------------
 Beverages--2.5%
 Anheuser-Busch Cos., Inc.               22,000       1,123,100
----------------------------------------------------------------
 Coca-Cola Co. (The)                     34,600       1,605,786
----------------------------------------------------------------
 Coca-Cola Enterprises, Inc.             10,700         194,205
----------------------------------------------------------------
 PepsiCo, Inc.                           30,420       1,353,690
                                                  --------------
                                                      4,276,781

----------------------------------------------------------------
 Food & Staples Retailing--2.8%
 Albertson's, Inc.                       17,900         343,680
----------------------------------------------------------------
 CVS Corp.                               18,700         524,161
----------------------------------------------------------------
 Kroger Co. (The) 1                      28,100         468,708
----------------------------------------------------------------
 Wal-Mart Stores, Inc.                   61,200       3,284,604
----------------------------------------------------------------
 Whole Foods Market, Inc. 1               2,700         128,331
----------------------------------------------------------------
 Winn-Dixie Stores, Inc.                  8,600         105,866
                                                  --------------
                                                      4,855,350

----------------------------------------------------------------
 Food Products--2.2%
 Campbell Soup Co.                       34,300         840,350
----------------------------------------------------------------
 ConAgra Foods, Inc.                     34,500         814,200
----------------------------------------------------------------
 Dean Foods Co. 1                         2,300          72,450
----------------------------------------------------------------
 Del Monte Foods Co. 1                    1,500          13,260
----------------------------------------------------------------
 Fresh Del Monte Produce, Inc.            2,300          59,087
----------------------------------------------------------------
 Hershey Foods Corp.                      7,800         543,348
----------------------------------------------------------------
 Kellogg Co.                              9,800         336,826

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Food Products Continued
 Kraft Foods, Inc., Cl. A                10,500   $     341,775
----------------------------------------------------------------
 Sara Lee Corp.                           8,248         155,145
----------------------------------------------------------------
 Wm. Wrigley Jr. Co.                     11,000         618,530
                                                  --------------
                                                      3,794,971

----------------------------------------------------------------
 Household Products--2.7%
 Clorox Co. (The)                         6,900         294,285
----------------------------------------------------------------
 Colgate-Palmolive Co. 1                 17,400       1,008,330
----------------------------------------------------------------
 Energizer Holdings, Inc. 1               4,100         128,740
----------------------------------------------------------------
 Procter & Gamble Corp. (The)            34,800       3,103,464
                                                  --------------
                                                      4,534,819

----------------------------------------------------------------
 Personal Products--0.5%
 Avon Products, Inc.                      1,900         118,180
----------------------------------------------------------------
 Estee Lauder Cos., Inc. (The), Cl. A     5,800         194,474
----------------------------------------------------------------
 Gillette Co.                            16,500         525,690
                                                  --------------
                                                        838,344

----------------------------------------------------------------
 Tobacco--0.8%
 Altria Group, Inc.                      29,900       1,358,656
----------------------------------------------------------------
 Energy--8.6%
----------------------------------------------------------------
 Energy Equipment & Services--0.0%
 Patterson-UTI Energy, Inc. 1             1,300          42,120
----------------------------------------------------------------
 Oil & Gas--8.6%
 Amerada Hess Corp.                       3,700         181,966
----------------------------------------------------------------
 Anadarko Petroleum Corp.                19,800         880,506
----------------------------------------------------------------
 Apache Corp.                            13,520         879,611
----------------------------------------------------------------
 Baytex Energy Ltd. 1                    16,500         137,829
----------------------------------------------------------------
 Brown (Tom), Inc. 1                     10,600         294,574
----------------------------------------------------------------
 Burlington Resources, Inc.              13,200         713,724
----------------------------------------------------------------
 Canadian Natural Resources Ltd.         15,000         593,376
----------------------------------------------------------------
 Chesapeake Energy Corp.                 34,600         349,460
----------------------------------------------------------------
 ChevronTexaco Corp.                     17,394       1,255,847
----------------------------------------------------------------
 Cimarex Energy Co. 1                       903          21,446
----------------------------------------------------------------
 ConocoPhillips                           2,646         145,001
----------------------------------------------------------------
 Devon Energy Corp.                       8,200         437,880
----------------------------------------------------------------
 Enbridge Energy Management LLC           3,819         174,223
----------------------------------------------------------------
 EOG Resources, Inc.                      9,700         405,848
----------------------------------------------------------------
 Esprit Exploration Ltd. 1               83,000         146,605
----------------------------------------------------------------
 Exxon Mobil Corp.                      129,876       4,663,847
----------------------------------------------------------------
 Frontier Oil Corp.                      30,100         457,520
----------------------------------------------------------------
 Marathon Oil Corp.                       8,400         221,340
----------------------------------------------------------------
 Murphy Oil Corp.                         3,600         189,360
----------------------------------------------------------------
 Newfield Exploration Co. 1               3,100         116,405
----------------------------------------------------------------
 Noble Energy, Inc.                       3,300         124,740
----------------------------------------------------------------
 Occidental Petroleum Corp.              19,400         650,870
----------------------------------------------------------------
 Paramount Energy Trust                  19,764         125,093


                4 |  GROWTH PORTFOLIO

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Oil & Gas Continued
 Paramount Resources Ltd.                30,000   $     204,232
----------------------------------------------------------------
 Pioneer Natural Resources Co. 1          5,400         140,940
----------------------------------------------------------------
 Pogo Producing Co.                       3,100         132,525
----------------------------------------------------------------
 Sunoco, Inc.                             3,200         120,768
----------------------------------------------------------------
 Talisman Energy, Inc.                   11,200         506,937
----------------------------------------------------------------
 Valero Energy Corp.                      4,400         159,852
----------------------------------------------------------------
 Western Gas Resources, Inc.                600          23,760
----------------------------------------------------------------
 XTO Energy, Inc.                        13,666         274,823
                                                  --------------
                                                     14,730,908

----------------------------------------------------------------
 Financials--21.3%
----------------------------------------------------------------
 Capital Markets--0.5%
 Mellon Financial Corp.                  32,400         899,100
----------------------------------------------------------------
 Commercial Banks--9.5%
 AmSouth Bancorp                         16,400         358,176
----------------------------------------------------------------
 Bank of America Corp.                   40,000       3,161,200
----------------------------------------------------------------
 Bank One Corp.                          42,000       1,561,560
----------------------------------------------------------------
 Banknorth Group, Inc.                      400          10,208
----------------------------------------------------------------
 Charter One Financial, Inc.              8,800         274,384
----------------------------------------------------------------
 Compass Bancshares, Inc.                 1,500          52,395
----------------------------------------------------------------
 First Tennessee National Corp.           5,400         237,114
----------------------------------------------------------------
 FleetBoston Financial Corp.              5,500         163,405
----------------------------------------------------------------
 Golden West Financial Corp.             11,800         944,118
----------------------------------------------------------------
 Hawthorne Financial Corp. 1              3,100         107,446
----------------------------------------------------------------
 Independence Community Bank Corp.          900          25,398
----------------------------------------------------------------
 KeyCorp                                 23,300         588,791
----------------------------------------------------------------
 M&T Bank Corp.                           1,800         151,596
----------------------------------------------------------------
 National City Corp.                     32,200       1,053,262
----------------------------------------------------------------
 New York Community Bancorp, Inc.         6,300         183,267
----------------------------------------------------------------
 North Fork Bancorp, Inc.                 3,000         102,180
----------------------------------------------------------------
 Regions Financial Corp.                  4,600         155,388
----------------------------------------------------------------
 SouthTrust Corp.                         2,300          62,560
----------------------------------------------------------------
 SunTrust Banks, Inc.                    10,100         599,334
----------------------------------------------------------------
 U.S. Bancorp                            35,425         867,913
----------------------------------------------------------------
 Wachovia Corp.                          64,000       2,557,440
----------------------------------------------------------------
 Washington Mutual, Inc.                 18,300         755,790
----------------------------------------------------------------
 Wells Fargo Co.                         44,200       2,227,680
                                                  --------------
                                                     16,200,605

----------------------------------------------------------------
 Diversified Financial Services--5.2%
 American Express Co.                     7,800         326,118
----------------------------------------------------------------
 Bear Stearns Cos., Inc. (The)            6,300         456,246
----------------------------------------------------------------
 Citigroup, Inc.                         94,677       4,052,175
----------------------------------------------------------------
 E*TRADE Group, Inc. 1                    4,000          34,000
----------------------------------------------------------------
 Household International, Inc.           21,500         679,913
----------------------------------------------------------------
 J.P. Morgan Chase & Co.                 25,300         864,754
----------------------------------------------------------------
 MBNA Corp.                              35,200         733,568

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Diversified Financial Services Continued
 Moody's Corp.                            2,200   $     115,962
----------------------------------------------------------------
 Morgan Stanley                          16,500         705,375
----------------------------------------------------------------
 Principal Financial Group, Inc. (The)   15,500         499,875
----------------------------------------------------------------
 SLM Corp.                               11,100         434,787
                                                  --------------
                                                      8,902,773

----------------------------------------------------------------
 Insurance--4.0%
 AFLAC, Inc.                             20,400         627,300
----------------------------------------------------------------
 Allstate Corp.                          25,700         916,205
----------------------------------------------------------------
 AMBAC Financial Group, Inc.              4,100         271,625
----------------------------------------------------------------
 American International Group, Inc.      32,237       1,778,838
----------------------------------------------------------------
 Brown & Brown, Inc.                        600          19,500
----------------------------------------------------------------
 Chubb Corp.                                200          12,000
----------------------------------------------------------------
 Fidelity National Financial, Inc.       19,870         611,201
----------------------------------------------------------------
 John Hancock Financial Services, Inc.   18,600         571,578
----------------------------------------------------------------
 Loews Corp.                              5,500         260,095
----------------------------------------------------------------
 Marsh & McLennan Cos., Inc.              2,300         117,461
----------------------------------------------------------------
 MetLife, Inc.                           14,400         407,808
----------------------------------------------------------------
 Progressive Corp.                       10,400         760,240
----------------------------------------------------------------
 Prudential Financial, Inc.               4,100         137,965
----------------------------------------------------------------
 RenaissanceRe Holdings Ltd.              7,000         318,640
----------------------------------------------------------------
 Travelers Property Casualty Corp.,
 Cl. B                                    3,030          47,783
                                                  --------------
                                                      6,858,239

----------------------------------------------------------------
 Thrifts & Mortgage Finance--2.1%
 Countrywide Financial Corp.             10,400         723,528
----------------------------------------------------------------
 Fannie Mae                              29,000       1,955,760
----------------------------------------------------------------
 Freddie Mac                             19,400         984,938
                                                  --------------
                                                      3,664,226

----------------------------------------------------------------
 Health Care--14.7%
----------------------------------------------------------------
 Biotechnology--0.8%
 Amgen, Inc. 1                           16,400       1,089,616
----------------------------------------------------------------
 Wyeth                                    6,000         273,300
                                                  --------------
                                                      1,362,916

----------------------------------------------------------------
 Health Care Equipment & Supplies--2.5%
 Applera Corp./
 Applied Biosystems Group                 2,300          43,769
----------------------------------------------------------------
 Bard (C.R.), Inc.                        2,700         192,537
----------------------------------------------------------------
 Bausch & Lomb, Inc.                      4,000         150,000
----------------------------------------------------------------
 Becton, Dickinson & Co.                 14,600         567,210
----------------------------------------------------------------
 Bio-Rad Laboratories, Inc., Cl. A 1        900          49,815
----------------------------------------------------------------
 Biosite, Inc. 1                            900          43,290
----------------------------------------------------------------
 Boston Scientific Corp. 1                4,900         299,390
----------------------------------------------------------------
 Cooper Cos., Inc. (The)                  2,500          86,925
----------------------------------------------------------------
 Edwards Lifesciences Corp. 1             1,300          41,782
----------------------------------------------------------------
 Guidant Corp.                            5,800         257,462



                5 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Health Care Equipment & Supplies Continued
 Medtronic, Inc.                         26,600   $   1,276,002
----------------------------------------------------------------
 St. Jude Medical, Inc. 1                 6,400         368,000
----------------------------------------------------------------
 Steris Corp. 1                           2,700          62,343
----------------------------------------------------------------
 Stryker Corp. 1                          8,500         589,645
----------------------------------------------------------------
 VISX, Inc. 1                               800          13,880
----------------------------------------------------------------
 Zimmer Holdings, Inc. 1                  5,800         261,290
                                                  --------------
                                                      4,303,340

----------------------------------------------------------------
 Health Care Providers & Services--2.6%
 Aetna, Inc.                              2,400         144,480
----------------------------------------------------------------
 Apria Healthcare Group, Inc. 1           4,900         121,912
----------------------------------------------------------------
 Covance, Inc. 1                          7,000         126,700
----------------------------------------------------------------
 Coventry Health Care, Inc. 1             3,900         180,024
----------------------------------------------------------------
 DaVita, Inc. 1                           4,600         123,188
----------------------------------------------------------------
 eResearch Technology, Inc. 1               600          13,296
----------------------------------------------------------------
 Express Scripts, Inc. 1                  3,600         245,952
----------------------------------------------------------------
 First Health Group Corp. 1               3,300          91,080
----------------------------------------------------------------
 HCA, Inc.                               30,300         970,812
----------------------------------------------------------------
 Health Net, Inc. 1                       2,500          82,375
----------------------------------------------------------------
 IMS Health, Inc.                         7,900         142,121
----------------------------------------------------------------
 Lincare Holdings, Inc. 1                 9,200         289,892
----------------------------------------------------------------
 Mid Atlantic Medical Services, Inc. 1    3,900         203,970
----------------------------------------------------------------
 Oxford Health Plans, Inc. 1             18,100         760,743
----------------------------------------------------------------
 Pediatrix Medical Group, Inc. 1          5,600         199,640
----------------------------------------------------------------
 Per-Se Technologies, Inc. 1              1,400          15,722
----------------------------------------------------------------
 Select Medical Corp. 1                     500          12,415
----------------------------------------------------------------
 Universal Health Services, Inc.,
 Cl. B 1                                  1,300          51,506
----------------------------------------------------------------
 WellPoint Health Networks, Inc. 1        8,700         733,410
                                                  --------------
                                                      4,509,238

----------------------------------------------------------------
 Pharmaceuticals--8.8%
 Abbott Laboratories                     21,300         932,088
----------------------------------------------------------------
 Alpharma, Inc., Cl. A                      500          10,800
----------------------------------------------------------------
 American Pharmaceutical
 Partners, Inc. 1                         2,900          98,310
----------------------------------------------------------------
 Bristol-Myers Squibb Co.                50,600       1,373,790
----------------------------------------------------------------
 Eli Lilly & Co.                         12,900         889,713
----------------------------------------------------------------
 Forest Laboratories, Inc. 1             14,600         799,350
----------------------------------------------------------------
 Johnson & Johnson                       65,918       3,407,961
----------------------------------------------------------------
 Merck & Co., Inc.                       56,900       3,445,295
----------------------------------------------------------------
 Mylan Laboratories, Inc.                   700          24,339
----------------------------------------------------------------
 Pfizer, Inc.                           109,765       3,748,475
----------------------------------------------------------------
 Pharmaceutical Resources, Inc. 1         4,400         214,104
----------------------------------------------------------------
 Schering-Plough Corp.                    2,400          44,640
                                                  --------------
                                                     14,988,865

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Industrials--7.7%

----------------------------------------------------------------
 Aerospace & Defense--0.8%
 General Dynamics Corp.                   1,700   $     123,250
----------------------------------------------------------------
 Goodrich Corp.                          10,500         220,500
----------------------------------------------------------------
 United Technologies Corp.               13,200         934,956
                                                  --------------
                                                      1,278,706

----------------------------------------------------------------
 Air Freight & Logistics--0.8%
 Expeditors International
 of Washington, Inc.                      3,900         135,096
----------------------------------------------------------------
 FedEx Corp.                              7,300         452,819
----------------------------------------------------------------
 United Parcel Service, Inc., Cl. B      13,500         859,950
                                                  --------------
                                                      1,447,865

----------------------------------------------------------------
 Building Products--0.1%
 Masco Corp.                              5,800         138,330
----------------------------------------------------------------
 USG Corp. 1                              1,400          26,600
                                                  --------------
                                                        164,930

----------------------------------------------------------------
 Commercial Services & Supplies--1.0%
 ChoicePoint, Inc. 1                      2,000          69,040
----------------------------------------------------------------
 Corinthian Colleges, Inc. 1              3,300         160,281
----------------------------------------------------------------
 Deluxe Corp.                             6,400         286,720
----------------------------------------------------------------
 DeVry, Inc. 1                              800          18,632
----------------------------------------------------------------
 Donnelley (R.R.) & Sons Co.                800          20,912
----------------------------------------------------------------
 Equifax, Inc.                            2,100          54,600
----------------------------------------------------------------
 H&R Block, Inc.                         18,000         778,500
----------------------------------------------------------------
 ITT Educational Services, Inc. 1         5,400         157,950
----------------------------------------------------------------
 Monster Worldwide, Inc. 1                2,000          39,460
----------------------------------------------------------------
 Republic Services, Inc. 1                2,800          63,476
----------------------------------------------------------------
 Valassis Communications, Inc. 1          1,300          33,436
                                                  --------------
                                                      1,683,007

----------------------------------------------------------------
 Electrical Equipment--0.1%
 American Power Conversion Corp. 1        2,700          42,093
----------------------------------------------------------------
 Emerson Electric Co.                     1,400          71,540
----------------------------------------------------------------
 Molex, Inc., Cl. A                       5,300         122,849
                                                  --------------
                                                        236,482

----------------------------------------------------------------
 Industrial Conglomerates--3.5%
 3M Co.                                  11,200       1,444,576
----------------------------------------------------------------
 Carlisle Cos., Inc.                      1,000          42,160
----------------------------------------------------------------
 General Electric Co.                   156,100       4,476,948
                                                  --------------
                                                      5,963,684

----------------------------------------------------------------
 Machinery--0.8%
 Briggs & Stratton Corp.                  1,100          55,550
----------------------------------------------------------------
 Danaher Corp.                            6,800         462,740
----------------------------------------------------------------
 Deere & Co.                              6,200         283,340
----------------------------------------------------------------
 Eaton Corp.                                600          47,166


                6 | GROWTH PORTFOLIO

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Machinery Continued
 Oshkosh Truck Corp.                        500   $      29,660
----------------------------------------------------------------
 Paccar, Inc.                             5,200         351,312
----------------------------------------------------------------
 Pall Corp.                               4,000          90,000
                                                  --------------
                                                      1,319,768

----------------------------------------------------------------
 Road & Rail--0.6%
 Burlington Northern Santa Fe Corp.      12,800         364,032
----------------------------------------------------------------
 C.H. Robinson Worldwide, Inc.              900          32,004
----------------------------------------------------------------
 CSX Corp.                                9,300         279,837
----------------------------------------------------------------
 Hunt (J.B.) Transport Services, Inc. 1   2,100          79,275
----------------------------------------------------------------
 Norfolk Southern Corp.                  15,100         289,920
----------------------------------------------------------------
 Ryder Systems, Inc.                      2,300          58,926
                                                  --------------
                                                      1,103,994

----------------------------------------------------------------
 Information Technology--15.4%
----------------------------------------------------------------
 Communications Equipment--2.3%
 ADTRAN, Inc. 1                           7,600         389,804
----------------------------------------------------------------
 Avocent Corp. 1                          1,800          53,874
----------------------------------------------------------------
 Cisco Systems, Inc. 1                  134,200       2,239,798
----------------------------------------------------------------
 Foundry Networks, Inc. 1                 1,500          21,600
----------------------------------------------------------------
 McDATA Corp., Cl. A 1                    1,500          22,005
----------------------------------------------------------------
 QUALCOMM, Inc.                          24,100         861,575
----------------------------------------------------------------
 UTStarcom, Inc. 1                        7,900         281,003
                                                  --------------
                                                      3,869,659

----------------------------------------------------------------
 Computers & Peripherals--3.3%
 Avid Technology, Inc. 1                    400          14,028
----------------------------------------------------------------
 Dell Computer Corp. 1                   64,000       2,045,440
----------------------------------------------------------------
 Imation Corp.                            1,100          41,602
----------------------------------------------------------------
 International Business Machines Corp.   28,900       2,384,250
----------------------------------------------------------------
 Lexmark International, Inc., Cl. A 1     8,100         573,237
----------------------------------------------------------------
 Maxtor Corp. 1                           8,700          65,337
----------------------------------------------------------------
 Network Appliance, Inc. 1               12,700         205,867
----------------------------------------------------------------
 Storage Technology Corp. 1               5,300         136,422
----------------------------------------------------------------
 Western Digital Corp. 1                 21,900         225,570
                                                  --------------
                                                      5,691,753

----------------------------------------------------------------
 Electronic Equipment & Instruments--0.1%
 Diebold, Inc.                              400          17,300
----------------------------------------------------------------
 FLIR Systems, Inc. 1                       400          12,060
----------------------------------------------------------------
 Waters Corp. 1                           2,900          84,477
                                                  --------------
                                                        113,837

----------------------------------------------------------------
 Internet Software & Services--0.4%
 Digital River, Inc. 1                    3,300          63,690
----------------------------------------------------------------
 InterActiveCorp 1                       14,900         589,593
----------------------------------------------------------------
 United Online, Inc. 1                    3,500          88,690
                                                  --------------
                                                        741,973

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 IT Services--1.1%
 CDW Corp. 1                              2,200   $     100,760
----------------------------------------------------------------
 Cognizant Technology Solutions Corp. 1  15,300         372,708
----------------------------------------------------------------
 Convergys Corp. 1                       11,300         180,800
----------------------------------------------------------------
 Electronic Data Systems Corp.            8,000         171,600
----------------------------------------------------------------
 First Data Corp.                        20,900         866,096
----------------------------------------------------------------
 Sungard Data Systems, Inc. 1             6,700         173,597
                                                  --------------
                                                      1,865,561

----------------------------------------------------------------
 Office Electronics--0.2%
 Xerox Corp. 1                           29,800         315,582
----------------------------------------------------------------
 Zebra Technologies Corp., Cl. A 1          100           7,519
                                                  --------------
                                                        323,101

----------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--2.7%
 Altera Corp. 1                          18,800         308,320
----------------------------------------------------------------
 Cree, Inc. 1                             3,600          58,608
----------------------------------------------------------------
 Genesis Microchip, Inc. 1                4,100          55,514
----------------------------------------------------------------
 Integrated Circuit Systems, Inc. 1       5,500         172,865
----------------------------------------------------------------
 Intel Corp.                            151,300       3,144,619
----------------------------------------------------------------
 National Semiconductor Corp. 1          13,700         270,164
----------------------------------------------------------------
 Power Integrations, Inc. 1                 400           9,728
----------------------------------------------------------------
 QLogic Corp. 1                           5,200         251,316
----------------------------------------------------------------
 Silicon Laboratories, Inc. 1             2,400          63,936
----------------------------------------------------------------
 Texas Instruments, Inc.                 16,900         297,440
                                                  --------------
                                                      4,632,510

----------------------------------------------------------------
 Software--5.3%
 Adobe Systems, Inc.                        300           9,621
----------------------------------------------------------------
 Amdocs Ltd. 1                           18,500         444,000
----------------------------------------------------------------
 Citrix Systems, Inc. 1                   8,800         179,168
----------------------------------------------------------------
 Electronic Arts, Inc. 1                 12,700         939,673
----------------------------------------------------------------
 FactSet Research Systems, Inc.           3,200         140,960
----------------------------------------------------------------
 Hyperion Solutions Corp. 1                 800          27,008
----------------------------------------------------------------
 Microsoft Corp.                        198,300       5,078,463
----------------------------------------------------------------
 Oracle Corp. 1                         129,400       1,555,388
----------------------------------------------------------------
 Sybase, Inc. 1                             500           6,955
----------------------------------------------------------------
 Symantec Corp. 1                         2,500         109,650
----------------------------------------------------------------
 Synopsys, Inc. 1                           700          43,295
----------------------------------------------------------------
 Take-Two Interactive Software, Inc. 1   10,600         300,404
----------------------------------------------------------------
 Veritas Software Corp. 1                11,700         335,439
                                                  --------------
                                                      9,170,024

----------------------------------------------------------------
 Materials--0.8%
----------------------------------------------------------------
 Chemicals--0.4%
 Cytec Industries, Inc. 1                   300          10,140
----------------------------------------------------------------
 Dow Chemical Co.                         6,200         191,952
----------------------------------------------------------------
 Ecolab, Inc.                             4,600         117,760


                7 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Chemicals Continued
 Georgia Gulf Corp.                         200   $       3,960
----------------------------------------------------------------
 Monsanto Co.                             7,100         153,644
----------------------------------------------------------------
 Praxair, Inc.                              600          36,060
----------------------------------------------------------------
 Sigma-Aldrich Corp.                      1,200          65,016
                                                  --------------
                                                        578,532

----------------------------------------------------------------
 Containers & Packaging--0.1%
 Sealed Air Corp. 1                       4,700         224,002
----------------------------------------------------------------
 Metals & Mining--0.3%
 Alcan, Inc.                              5,400         168,966
----------------------------------------------------------------
 Barrick Gold Corp.                       9,700         173,630
----------------------------------------------------------------
 Newmont Mining Corp. (Holding Co.)       5,700         185,022
----------------------------------------------------------------
 Peabody Energy Corp.                       900          30,231
                                                  --------------
                                                        557,849

----------------------------------------------------------------
 Telecommunication Services--4.3%
----------------------------------------------------------------
 Diversified Telecommunication Services--3.7%
 Alltel Corp.                             3,600         173,592
----------------------------------------------------------------
 BellSouth Corp.                         48,900       1,302,207
----------------------------------------------------------------
 Citizens Communications Co. 1           10,500         135,345
----------------------------------------------------------------
 SBC Communications, Inc.                94,900       2,424,695
----------------------------------------------------------------
 Verizon Communications, Inc.            59,600       2,351,220
                                                  --------------
                                                      6,387,059

----------------------------------------------------------------
 Wireless Telecommunication Services--0.6%
 Nextel Communications, Inc., Cl. A 1    52,000         940,160
----------------------------------------------------------------
 Utilities--1.7%
----------------------------------------------------------------
 Electric Utilities--1.5%
 Allegheny Energy, Inc.                   2,000          16,900
----------------------------------------------------------------
 Constellation Energy Group, Inc.         2,800          96,040
----------------------------------------------------------------
 Entergy Corp.                            2,900         153,062
----------------------------------------------------------------
 Exelon Corp.                            14,575         871,731
----------------------------------------------------------------
 FirstEnergy Corp.                       15,100         580,595
----------------------------------------------------------------
 FPL Group, Inc.                          3,300         220,605
----------------------------------------------------------------
 Progress Energy, Inc.                    3,200         140,480
----------------------------------------------------------------
 Southern Co.                            11,700         364,572
----------------------------------------------------------------
 Texas Genco Holdings, Inc.                 260           6,045
----------------------------------------------------------------
 Wisconsin Energy Corp.                   4,700         136,300
                                                  --------------
                                                      2,586,330

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Gas Utilities--0.0%
 Kinder Morgan Management LLC                 1   $          37
----------------------------------------------------------------
 ONEOK, Inc.                              5,000          98,150
                                                  --------------
                                                         98,187

----------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.2%
 Equitable Resources, Inc.                1,400          57,036
----------------------------------------------------------------
 Questar Corp.                              300          10,041
----------------------------------------------------------------
 Williams Cos., Inc. (The)               32,300         255,170
                                                  --------------
                                                        322,247
                                                  --------------
 Total Common Stocks (Cost $165,864,672)            168,471,523

----------------------------------------------------------------
 Preferred Stocks--0.0%
----------------------------------------------------------------
 Wachovia Corp., Dividend Equalization
 Preferred Shares (Cost $0)               2,000              30

                                      Principal
                                         Amount
----------------------------------------------------------------
 Short-Term Notes--0.5%
----------------------------------------------------------------
 Federal Home Loan Bank,
 0.85%, 7/1/03 (Cost $900,000)       $  900,000         900,000

----------------------------------------------------------------
 Joint Repurchase Agreements--1.8%
----------------------------------------------------------------
 Undivided interest of 10.12% in joint repurchase
 agreement (Principal Amount/Market Value $29,801,000,
 with a maturity value of $29,801,886) with Zions Bank/
 Capital Markets Group, 1.07%, dated 6/30/03, to be
 repurchased at $3,016,090 on 7/1/03, collateralized by
 U.S. Treasury Nts., 5.625%--7%, 2/15/06--7/15/06, with
 a value of $28,428,331 and U.S. Treasury Bonds,
 1.625%, 3/31/05, with a value of
 $2,021,500 (Cost $3,016,000)         3,016,000       3,016,000

----------------------------------------------------------------
 Total Investments, at Value
 (Cost $169,780,672)                      100.6%    172,387,553
----------------------------------------------------------------
 Liabilities in Excess of Other Assets     (0.6)     (1,080,857)
                                        ------------------------
 Net Assets                               100.0%   $171,306,696
                                        ========================

Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.





                8 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 June 30, 2003
--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $169,780,672)
   --see accompanying statement                                    $172,387,553
--------------------------------------------------------------------------------
 Cash                                                                       521
--------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                                 180,593
 Shares of capital stock sold                                             3,236
 Other                                                                    1,988
                                                                   -------------
 Total assets                                                       172,573,891

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                1,117,280
 Shares of capital stock redeemed                                        96,403
 Shareholder reports                                                     40,463
 Directors' compensation                                                  1,178
 Transfer and shareholder servicing agent fees                              847
 Other                                                                   11,024
                                                                   -------------
 Total liabilities                                                    1,267,195

--------------------------------------------------------------------------------
 Net Assets                                                        $171,306,696
                                                                   =============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of capital stock                              $    113,343
--------------------------------------------------------------------------------
 Additional paid-in capital                                         282,796,588
--------------------------------------------------------------------------------
 Undistributed net investment income                                    931,678
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
   foreign currency transactions                                   (115,141,774)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
   of assets and liabilities denominated in foreign currencies        2,606,861
--------------------------------------------------------------------------------
 Net Assets--applicable to 113,342,622 shares of
   capital stock outstanding                                       $171,306,696
                                                                   =============

--------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and
   Offering Price Per Share                                                $1.51


 See accompanying Notes to Financial Statements.



                9 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended June 30, 2003
--------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $5,024)            $  1,500,483
--------------------------------------------------------------------------------
 Interest                                                                18,797
                                                                   -------------
 Total investment income                                              1,519,280

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                        505,868
--------------------------------------------------------------------------------
 Shareholder reports                                                     12,962
--------------------------------------------------------------------------------
 Accounting service fees                                                  7,500
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                            5,428
--------------------------------------------------------------------------------
 Directors' compensation                                                  4,483
--------------------------------------------------------------------------------
 Custodian fees and expenses                                                836
--------------------------------------------------------------------------------
 Other                                                                   17,513
                                                                   -------------
 Total expenses                                                         554,590
 Less reduction to custodian expenses                                      (440)
                                                                   -------------
 Net expenses                                                           554,150

--------------------------------------------------------------------------------
 Net Investment Income                                                  965,130

--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                        (11,995,317)
 Foreign currency transactions                                            1,775
                                                                   -------------
 Net realized loss                                                  (11,993,542)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                         26,902,715
 Translation of assets and liabilities denominated
   in foreign currencies                                                177,068
                                                                   -------------
 Net change in unrealized appreciation                               27,079,783

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations              $ 16,051,371
                                                                   =============

 See accompanying Notes to Financial Statements.



                10  GROWTH PORTFOLIO

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                    Six Months            Year
                                                         Ended            Ended
                                                 June 30, 2003     December 31,
                                                   (Unaudited)             2002
--------------------------------------------------------------------------------
 Operations

 Net investment income                             $    965,130   $   1,955,076
--------------------------------------------------------------------------------
 Net realized loss                                  (11,993,542)    (30,724,221)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation
    (depreciation)                                   27,079,783     (14,089,554)
                                                   -----------------------------
 Net increase (decrease) in net assets
    resulting from operations                        16,051,371     (42,858,699)

--------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income                (1,952,550)     (2,049,068)

--------------------------------------------------------------------------------
 Capital Stock Transactions

 Net decrease in net assets resulting
    from capital stock transactions                  (8,285,485)    (32,173,478)

--------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                            5,813,336     (77,081,245)
--------------------------------------------------------------------------------
 Beginning of period                                165,493,360     242,574,605
                                                   -----------------------------
 End of period [including undistributed net
    investment income of $931,678 and
    $1,919,098, respectively]                      $171,306,696    $165,493,360
                                                   =============================


 See accompanying Notes to Financial Statements.


                11 | GROWTH PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months                                                                Year
                                                        Ended                                                               Ended
                                                June 30, 2003                                                        December 31,
                                                  (Unaudited)          2002          2001          2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                  $ 1.39        $ 1.73        $ 1.96        $ 2.99       $ 3.27       $ 3.45
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .01           .02           .02           .03          .05          .04
 Net realized and unrealized gain (loss)                  .13          (.34)         (.23)         (.35)        (.17)         .26
                                                       ---------------------------------------------------------------------------
 Total from investment operations                         .14          (.32)         (.21)         (.32)        (.12)         .30
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders
 Dividends from net investment income                    (.02)         (.02)         (.02)         (.05)        (.04)        (.04)
 Distributions from net realized gain                      --            --            --          (.66)        (.12)        (.44)
                                                       ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.02)         (.02)         (.02)         (.71)        (.16)        (.48)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $1.51         $1.39         $1.73         $1.96        $2.99        $3.27
                                                       ===========================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                     10.05%       (18.97)%      (10.61)%      (12.66)%      (3.76)%       8.43%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)            $171,307      $165,493      $242,575      $333,211     $668,139     $918,871
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $163,252      $203,660      $273,890      $460,272     $808,715     $877,874
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   1.19%         0.96%         0.75%         0.78%        1.28%        1.16%
 Expenses, gross                                         0.69%         0.68%         0.64%         0.59%        0.53%        0.53% 3
 Expenses, net                                           0.68% 4       0.68% 5       0.64% 5       0.59% 5      0.53% 5      0.53%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   47%           88%           76%          118%         132%          98%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year.
Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Net of reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.





                12 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a high total return. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.
  The following is a summary of significant accounting policies consistently followed by the Portfolio.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The Portfolio's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
  The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.
--------------------------------------------------------------------------------
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Federal Taxes. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
  As of June 30, 2003, the Portfolio had available for federal income tax purposes an estimated unused capital loss carryforward of $112,517,966. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Portfolio did not use carryforward to offset capital gains realized. During the year ended December 31, 2002, the Portfolio did not use carryforward to offset capital gains realized.



                13 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
As of December 31, 2002, the Portfolio had available for federal income tax purposes an unused capital loss carryforward as follows:
                              Expiring
                              -------------------------
                              2008          $32,898,936
                              2009           38,285,188
                              2010           28,419,014
                                            -----------
                              Total         $99,603,138
                                            ===========

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                               Six Months Ended            Year Ended
                                  June 30, 2003     December 31, 2002
      ---------------------------------------------------------------
      Distributions paid from:
      Ordinary income                $1,952,550            $2,049,068

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Portfolio.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.





                14 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
2. Shares of Capital Stock
The Portfolio has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            Six Months Ended June 30, 2003       Year Ended December 31, 2002
                                                  Shares            Amount           Shares            Amount
--------------------------------------------------------------------------------------------------------------
 Sold                                          1,706,980      $  2,378,754        3,791,596      $  6,099,968
 Dividends and/or distributions reinvested     1,501,961         1,952,550        1,164,242         2,049,068
 Redeemed                                     (9,077,671)      (12,616,789)     (25,761,205)      (40,322,514)
                                              ----------------------------------------------------------------
 Net decrease                                 (5,868,730)     $ (8,285,485)     (20,805,367)     $(32,173,478)
                                              ----------------------------------------------------------------


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $75,322,369 and $84,166,627, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million, and 0.45% of average daily net assets over $400 million.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a $19.75 per account fee.
   Additionally, Portfolios offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
  As of June 30, 2003, the Portfolio had no outstanding foreign currency contracts.


                15 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6. Borrowing and Lending Arrangements
The Portfolio entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Portfolio may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Portfolio's Board of Directors, based upon a recommendation by the Manager. The Portfolio's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Portfolio borrows money, there is a risk that the loan could be called on one day's notice, in which case the Portfolio might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Portfolio lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
  The Portfolio had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.
--------------------------------------------------------------------------------
Portfolio Proxy Voting Policies and Procedures
The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.225.5677, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Portfolio's Form N-PX filing will be available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.






                16 | GROWTH PORTFOLIO

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)